Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2025 ₪ / shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares) | shares	3,454,112,863
Common stock par value (in New Shekels per share) | ₪ / shares			₪ 0.00001
Voting rights	one
Weighted average fair values at options granted | $ / shares		$ 5.5
Weighted average grant date fair value | $ / shares	$ 22.73	$ 9.64
Share issued (in Shares) | shares	1,585,659
Unrecognized compensation costs (in Dollars) | $	$ 68,882
Weighted average period	2 years 9 months 18 days
Employee Share Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Allowable percent increase in number of shares authorized	1.00%